Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	OSI ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001672826
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2018
Prospectus Date	rr_ProspectusDate	Oct. 31, 2018
O'Shares FTSE U.S. Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE U.S. Quality Dividend ETF | O'Shares FTSE U.S. Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OUSA
O'Shares FTSE Russell Small Cap Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Russell Small Cap Quality Dividend ETF | O'Shares FTSE Russell Small Cap Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OUSM
O'Shares Global Internet Giants ETF (Prospectus Summary) | O'Shares Global Internet Giants ETF | O'Shares Global Internet Giants ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGIG
O'Shares FTSE Europe Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Europe Quality Dividend ETF | O'Shares FTSE Europe Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OEUR
O'Shares FTSE Russell International Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Russell International Quality Dividend ETF | O'Shares FTSE Russell International Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ONTL
O'Shares FTSE Asia Pacific Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Asia Pacific Quality Dividend ETF | O'Shares FTSE Asia Pacific Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OASI
O'Shares U.S. Large Cap Quality Growth ETF (Prospectus Summary) | O'Shares U.S. Large Cap Quality Growth ETF | O'Shares U.S. Large Cap Quality Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGRO
O'Shares U.S. Small Cap Quality Growth ETF (Prospectus Summary) | O'Shares U.S. Small Cap Quality Growth ETF | O'Shares U.S. Small Cap Quality Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGRS
O'Shares Quality Robotics and Artificial Intelligence ETF (Prospectus Summary) | O'Shares Quality Robotics and Artificial Intelligence ETF | O'Shares Quality Robotics and Artificial Intelligence ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBOT
O'Shares Quality Artificial Intelligence ETF (Prospectus Summary) | O'Shares Quality Artificial Intelligence ETF | O'Shares Quality Artificial Intelligence ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OQAI